Taxation	6 Months Ended
Sep. 30, 2022
Taxation
Taxation

3   Taxation

	Six months ended 30 September
	2022	2021
	€m	€m
United Kingdom corporation tax (expense)/income
Current period	(4)	(6)
Adjustments in respect of prior periods	9	15
Overseas current tax (expense)/income
Current period	(446)	(730)
Adjustments in respect of prior periods	12	(26)
Total current tax expense	(429)	(747)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	(10)	544
Overseas deferred tax	(46)	204
Total deferred tax (expense)/credit	(56)	748
Total income tax (expense)/credit	(485)	1

Deferred tax on losses in Luxembourg

The tax charge for the six months ended 30 September 2022 includes deferred tax on the use of losses in Luxembourg. The Group would not recognise losses in Luxembourg which would be forecast to be used beyond 60 years. Current volatility in interest rates means that the period over which we expect to recover the losses is shorter than the 45 to 48 years disclosed as at 31 March 2022. The actual use of these losses and the period over which they may be used is dependent on many factors including the level of profitability in Luxembourg, changes in tax law and any changes to the structure of the Group.

Further details about the Group’s tax losses can be found in Note 6 ‘Taxation’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2022.